SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2013
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

26. SHARE-BASED PAYMENT

On August 18, 2008, the board of directors (the “Board”) of the Company adopted the China Hydroelectric Corporation 2008 Share Incentive Plan (the “2008 Plan”) that provides for the issuance of share-based awards to purchase up to 12,000,000 ordinary shares. The effectiveness of the 2008 Plan is subject to the approval of the Company’s shareholders within twelve months from the date on which the 2008 Plan is adopted by the Board. Under the 2008 Plan, the Company may grant share options including incentive stock options and non-qualified stock options, equity appreciation rights, restricted ordinary shares, restricted ordinary share units, performance-based grants of ordinary shares, performance units and other equity-based or cash-based awards to employees of the Group, consultants and other individuals who provide services to the Group, including the Company’s directors. The administrator, which may be the Board or its authorized designee, has full power and authority to administer, construe and interpret the 2008 Plan. Under the terms of the 2008 Plan, options intended to qualify as incentive shares options must have an exercise price at least equal to the fair market value as of the date of grant, but all other share options can be granted with an exercise price less than the fair market value.

On December 28, 2011, the Board approved an option exchange program. Pursuant to the option exchange program, 10,109,000 and 275,000 share options originally granted to employees and a non-employee consultant, respectively, were cancelled. Simultaneously, 407,706 and 9,250 share options at an exercise price of US$0.46 were granted to these employees and the non-employee consultant, respectively, in exchange for the cancelled options. The option exchange program was structured to provide the same total fair value to the original and the new share options on the day of exchange. These new share options have a contractual life of five years and are exercisable immediately upon grant. These new options expire 30 days after termination of service if unexercised by the employees or non-employee consultant. Other non-employee consultants and directors did not participate in the option exchange program. The Company accounted for the exchange of the original award for a new award as a modification in accordance with ASC sub-topic 718-20-35, and measured the incremental compensation cost from the modification as the excess of the fair value of the modified award based on current circumstances over the fair value of the original option measured immediately before its terms are modified based on current circumstances. The incremental compensation cost was determined to be zero by the Company after considering the terms of fair value to fair value option exchange. The US$7,620 unrecognized compensation cost of the original options was fully recognized on December 28, 2011, the modification date, as the modified share options were immediately vested upon modification.

On May 1, 2012, the Board approved the grant of 9,929,998 and 50,000 share options to employees and a non-employee consultant, respectively, at an exercise price of US$0.62 with a contractual life of five years. 50% of the share options will vest and become exercisable on the first anniversary of the grant date and 25% of the share options will vest and become exercisable on each of the second and third anniversaries of the grant date.

In accordance with the settlement agreement with John Kuhns and Mary Fellows signed on September 28, 2012, all of their unvested options were immediately expired and all of their vested options must be exercised within 90 days from December 15, 2012. On March 5, 2013, John Kuhns and Mary Fellows exercised their options on a cashless basis.

On December 1, 2012, the Board approved the grant of 600,000 share options to an employee at an exercise price of US$0.72 with a contractual life of five years. 25% of share options will vest and become exercisable on May 31, 2013 and 25% of the share options will vest and become exercisable on each of the first, second and third anniversaries of the grant date.

On August 27, 2013, the Board approved the grants of 900,000 share options to certain employees and 400,000 share options to an employee at exercise prices of US$0.8474 and US$0.99, respectively, with a contractual life of five years. 33.3% of the share options will vest and become exercisable on each of the first, second and third anniversaries of the respective contractual date.

During the year ended December 31, 2013, (i) all of the 40,000 options granted to directors on August 18, 2008 expired unexercised; and (ii) 9,250 options granted to non-employee consultants were exercised on a cashless basis with the remaining 50,000 options granted to the non-employee consultants expired unexercised.

The following table summarizes the share options granted to employees as of and for the year ended December 31, 2013:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2013	3,635,250	0.62	4.17	38
Granted	1,300,000	0.89	—	—
Exercised	(265,547)	0.49	—	—
Forfeited or cancelled	(630,139)	0.70	—	—
Expired	—	—	—	—
Outstanding at December 31, 2013	4,039,564	0.70	3.72	787
Vested and expected to vest at December 31, 2013	3,527,057	0.71	3.72	675
Exercisable at December 31, 2013	1,498,674	0.62	3.37	409

As of December 31, 2013, 3,519,283 share options granted to employees have an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$787. All of the remaining share options granted to employees have an exercise price above the fair value of the Company’s shares as of December 31, 2013, resulting in an aggregate intrinsic value of nil. Total intrinsic value of options exercised for the years ended December 31, 2011, 2012 and 2013 was nil, nil and US$62, respectively.

The weighted average grant-date fair value of options granted to employees of the Group in 2011, 2012 and 2013 was US$0.22, US$0.19 and US$0.41, respectively. During the years ended December 31, 2011, 2012 and 2013, the total fair value of options vested based on the grant date fair value was US$90, nil and US$273, respectively.

During the year ended December 31, 2013, three former employees and one employee exercised their options to obtain 107,700 ordinary shares of the Company, of which 65,202 ordinary shares were obtained on a cashless basis. During the year ended December 31, 2013, eight employees terminated their employment relationship with the Company which resulted in the forfeiture of their 630,139 unvested share options.

As of December 31, 2013, there was US$553 of unrecognized share-based compensation cost related to options granted to employees, which will be recognized over a weighted-average vesting period of 1.78 years. To the extent the actual forfeiture rate is different from the original estimation actual share-based compensation related to these awards may be different from the expectation.

The grant-date fair value of the options granted to employees during the years ended December 31, 2011, 2012 and 2013 was estimated with the following assumptions:

	For the Years Ended December 31,
	2011	2012	2013
Suboptimal exercise factor	—	1.5	1.5
Risk-free interest rate	0.85%	0.62%~0.83%	1.52%
Expected volatility rate	71.87%	73.4%~89.21%	84.86%
Expected dividend yield	—	—	—
Expected share option life	5 years	5 years	4.62~5 years
Estimated forfeiture rate
Founders	—	—	—
Senior management	—	—	6.7
Employees	—	—	6.7
Fair value of ordinary shares	US$0.39	US$0.44~US$0.62	US$0.78

Total compensation cost recognized for share options granted to directors, consultants and employees for the years ended December 31, 2011, 2012 and 2013:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	—	—	—
General and administrative expenses	10,479	166	211
	10,479	166	211